Loans and Advances (Tables)	12 Months Ended
Mar. 31, 2018
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Loans and Advances by Industry Classification

The following table presents loans and advances at March 31, 2018 and 2017 by industry classification.

	At March 31,
	2018	2017
	(In millions)
Domestic:
Manufacturing	¥7,961,620	¥9,578,147
Agriculture, forestry, fisheries and mining	145,957	174,021
Construction	947,765	1,151,989
Transportation, communications and public enterprises	5,424,054	5,365,225
Wholesale and retail	5,288,767	5,721,005
Finance and insurance	2,777,862	2,844,546
Real estate and goods rental and leasing	9,017,664	10,101,846
Services	4,255,228	4,885,247
Municipalities	1,000,286	1,216,211
Lease financing	14,629	2,706,641
Consumer(1)	16,363,489	19,096,755
Others	4,633,306	5,178,461

Total domestic	57,830,627	68,020,094

Foreign:
Public sector	372,008	299,746
Financial institutions	4,496,646	4,588,001
Commerce and industry	21,023,885	21,041,905
Lease financing	357,660	404,658
Others	1,779,101	1,836,322

Total foreign	28,029,300	28,170,632

Gross loans and advances	85,859,927	96,190,726
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(239,181)	(236,425)
Less: Allowance for loan losses	(491,676)	(680,456)

Net loans and advances	¥85,129,070	¥95,273,845

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥11,482,678 million and ¥13,766,771 million at March 31, 2018 and 2017, respectively.

Reconciliation of Allowance for Loan Losses

Reconciliation of allowance for loan losses is as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Allowance for loan losses at beginning of period	¥680,456	¥722,717	¥793,552
Provision for loan losses	126,623	141,457	118,750
Charge-offs:
Domestic	161,526	157,373	173,431
Foreign	23,534	33,135	20,218

Total	185,060	190,508	193,649

Recoveries:
Domestic	9,658	9,852	9,477
Foreign	574	445	871

Total	10,232	10,297	10,348

Net charge-offs	174,828	180,211	183,301
Others(1)	(140,575)	(3,507)	(6,284)

Allowance for loan losses at end of period	¥491,676	¥680,456	¥722,717

Allowance for loan losses applicable to foreign activities:
Balance at beginning of period	¥128,347	¥134,664	¥100,783

Balance at end of period	¥114,306	¥128,347	¥134,664

Provision for loan losses	¥19,872	¥29,699	¥60,002

(1)	Others mainly include the exclusion of the allowance for loans and advances made by Kansai Urban Banking Corporation (“KUBC”) and THE MINATO BANK, LTD. (“The Minato Bank”), both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the allowance for loans and advances made by SMFL which were reclassified as assets held for sale during the fiscal year ended March 31, 2018. The amount for the fiscal years ended March 31, 2017 and 2016 mainly includes foreign exchange transactions.